Cover	Sep. 03, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 03, 2026
Entity File Number	000-19528
Entity Registrant Name	QUALCOMM INC/DE
Entity Central Index Key	0000804328
Entity Tax Identification Number	95-3685934
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5775 Morehouse Dr.
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	858
Local Phone Number	587-1121
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	QCOM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false